Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
3. Fair Value Measurements
The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable, notes payable, convertible promissory notes, common and preferred stock warrant liabilities. The recorded carrying amounts of cash and equivalents, accounts receivable and accounts payable approximates fair value due to their short-term nature. The balances outstanding under the notes payable agreements are considered to approximate their estimated fair values as the interest rates approximate market rates. The convertible promissory notes and common and preferred stock warrant liability are carried at fair value.
Assets and liabilities recognized at fair value on a recurring basis in the condensed consolidated balance sheets consists of cash equivalents, warrant liabilities, certain portions of convertible notes payable, and related party convertible notes payable. These items are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The
following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

September 30, 2022
	Fair Value Measurement
	Level 1	Level 2	Level 3

Assets:
Money market account	$4,837	$—	$—
Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$(64,917)
Common stock warrant liability	$—	$—	$(459)
Convertible Promissory Notes	$—	$—	$(62,707)

December 31, 2021
	Fair Value Measurement
	Level 1	Level 2	Level 3

Assets:
Money market account	$4,519	$—	$—
Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$(48,167)
Common stock warrant liability	$—	$—	$(337)
Convertible Promissory Notes	$—	$—	$(34,803)

Convertible Redeemable Preferred Stock Warrants & Common Stock Warrant Liability
The Company measured its redeemable convertible preferred and common stock warrants at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the redeemable convertible preferred and common stock warrants related to updated assumptions and estimates were recognized as a warrant liability fair value adjustment, respectively, within the consolidated statements of operations and comprehensive loss.
The fair value of the redeemable convertible preferred and common stock warrants, as of September 30, 2022 and December 31, 2021, were determined utilizing the probability weighted average of 50% and 50% as of September 30, 2022 and 25% and 75% as of December 31, 2021 from i) a Black-Scholes calculation and ii) the OPM as each respective period end.
The fair value of the Company was determined utilizing both income and market approaches, which were probability weighted by 50% and 50% as of September 30, 2022 and 25% and 75% as of December 31, 2021 depending on the scenario of i) a consummation of a SPAC transaction or ii) remaining private, respectively.
The valuation methodology utilized under the remain private scenario was determined by first valuing the Company’s total equity, as of the end of each respective period. This value was determined utilizing both income and market approaches which were weighted equally in the valuation. The income approach was applied through the use of a discounted cash flow analysis and the market approach was applied through the use of guideline public company multiples that were used to value the Company under certain scenarios.
In determining the value under the consummation of a SPAC transaction scenario the Company utilized the terms of the SPAC Merger Agreement along with the publicly traded SPAC entity’s share price as of the valuation date as the SPAC transaction had been announced in May 2022. In addition, as the Merger Agreement provides shareholders the right to receive an Earnout, the Company determined the probability-weighted value per share associated with the Earnout by utilizing a Monte Carlo simulation to determine the probability of achieving the Earnout and its fair value.
The Company then utilized the option pricing method (OPM), using the calculated value of total equity as the basis for the Black-Scholes option pricing model to determine the fair value of the Company allocable to each share class, including the redeemable convertible preferred and common stock warrants, based on the Company’s capital structure and rights of each share class.
The significant unobservable inputs into the valuation model used to estimate the fair value of the redeemable convertible preferred and common stock warrants include:

•	the timing of potential events (for example, a potential sale of the business or public offering) and their probability of occurring,

•	the selection of guideline public company multiples,

•	a discount for the lack of marketability of the preferred and common stock,

•	the projected future cash flows, and

•	the discount rate used to calculate the present-value of the estimated equity value allocated to each share class.
An increase or decrease in any of the unobservable inputs in isolation could result in a material increase or decrease in the estimated fair value. In the future, depending on the weight of evidence and valuation approaches used, these or other inputs may have a more significant impact on the estimated fair value.
The Company calculated the estimated fair value of warrants as of September 30, 2022 and December 31, 2021, respectively, using the following assumptions:

	September 30, 2022	December 31, 2021

Expected volatility	68.0% - 101.0%	66.9% - 82.7%
Risk-free interest rate	3.9% - 4.2%	0.2% - 1.5%
Expected dividend yield	—	—
Expected term (years)	1.1 - 8.4	0.5 – 9.1

The following table presents changes in the Level 3 warrant liability measured at fair value for the periods ended September 30, 2022 and December 31, 2021, respectively (in thousands):

Nine months ended September 30, 2022
	Convertible Redeemable Preferred Stock Warrants	Common Stock Warrants

Balance (beginning of period)	$48,167	$337
Additions	—	—
Fair value measurement adjustments	17,399	122
Exercised	(649)	—
Balance (end of period)	$64,917	$459

Year ended December 31, 2021
	Convertible Redeemable Preferred Stock Warrants	Common Stock Warrants

Balance (beginning of period)	$35,473	$277
Additions	916	—
Fair value measurement adjustments	15,293	60
Exercised	(3,515)	—
Balance (end of period)	$48,167	$337

During the nine months ended September 30, 2022 and the year ended December 31, 2021 the Company had no transfers between levels of the fair value hierarchy of its assets measured at fair value.
Convertible Promissory Notes
The Company measures its convertible promissory notes at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the convertible promissory notes related to updated assumptions and estimates were recognized as a convertible promissory notes fair value adjustment within the consolidated statements of operations and comprehensive loss.
In determining the fair value of the 2021 Convertible Promissory Notes as of September 30, 2022 and December 31, 2021, the Company applied the probability-weighted expected return method (“PWERM”). The PWERM determines the value of an instrument based upon an analysis of future values for the potential instrument payouts under different future outcomes. The instrument value is based upon the present value of the probability of each future outcome becoming available to the instrument holders, and the rights of each security. Utilizing the PWERM, the Company assessed the probability that the 2021 Convertible Promissory Notes would be converted to common stock through the consummation of a SPAC transaction or as a result of a Qualified Financing, weighted with a probability of 50% and 50%, respectively, as of September 30, 2022 and weighted with a probability of 25% and 75%, respectively, as of December 31, 2021. Utilizing the PWERM, the Company assessed the probability that the Bridge Loans convertible promissory notes that were issued in the second and third quarter of 2022 would be converted to common stock through the consummation of a SPAC transaction or as a result of a liquidation transaction, weighted with a probability of 50% and 50% as of September 30, 2022. Additional inputs used in applying the PWERM were: i) the expected timing of the conversion, ii) the amount subject to equity conversion, the sum of the notes’ principal and unpaid accrued interest, iii) the contractual conversion price adjustment, iv) expected volatility, v) risk-free interest rate, and vi) the discount rate, based on considerations of the comparable cost of capital for private mezzanine debt investments, and current market yields for the
CCC-rated
corporate bonds.
As of September 30, 2022, the
if-converted
value of the 2021 Convertible Promissory Notes exceeds the principal by $5,769,000 if converted by a qualified financing and by $4,464,000 if converted by a qualified SPAC transaction.
As of September 30, 2022, the
if-converted
value of the Bridge Loans exceeds the principal by $4,443,000 if converted by a liquidation transaction and is
less than the principal by $11,703,000 if converted by a qualified SPAC transaction.
An increase or decrease in any of the unobservable inputs in isolation could result in a material increase or decrease in the estimated fair value. In the future, depending on the weight of evidence and valuation approaches used, these or other inputs may have a more significant impact on the estimated fair value.
The Company calculated the estimated fair value of convertible promissory notes as of September 30, 2022 and December 31, 2021, respectively, using the following assumptions:

2021 Convertible Promissory Notes	September 30, 2022	December 31, 2021

Contractual conversion price adjustment	80.0% - 85.0%	80.0% - 85.0%
Discount rate	20%	11.9%
Expected term (years)	0.1 - 0.3	0.3 - 0.5

2022 Bridge Loans	September 30, 2022
Expected volatility	71.0%
Risk-free interest rate	3.9%
Discount rate	26.9%
Expected term (years)	0.1 - 1.3

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for
the periods ended September 30, 2022 and December 31, 2021, respectively (in thousands):

Nine months ended September 30, 2022
	2021 Convertible Promissory Notes	Bridge Loans

Balance (beginning of period)	$34,803	$—
Additions	—	31,800
Fair value measurement adjustments	(266)	(3,630)
Conversion	—	—
Balance (end of period)	$34,537	$28,170

Year ended December 31, 2021
2021 Convertible Promissory Notes

Balance (beginning of period)	$—
Additions	29,420
Fair value measurement adjustments	5,383
Conversion	—
Balance (end of period)	$34,803

3. Fair Value Measurements
The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable, notes payable, convertible promissory notes, securities, common and preferred stock warrant liabilities. The recorded carrying amounts of cash and equivalents, accounts receivable and accounts payable approximates fair value due to their short-term nature. The balances outstanding under the notes payable agreements are considered to approximate their estimated fair values as the interest rates approximate market rates. The convertible promissory notes, securities, and common and preferred stock warrant liability are carried at fair value.
Assets and liabilities recognized at fair value on a recurring basis in the consolidated balance sheets consists of cash equivalents, warrant liabilities, and notes payable, current. These items are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

December 31, 2021
	Fair Value Measurement
	Level 1	Level 2	Level 3
Assets:
Money market account	$4,519	$—	$—
Liabilities:
Convertible redeemable preferred stock warrant liability	—	—	(48,167)
Common stock warrant liability	—	—	(337)
Convertible Promissory Note	—	—	(34,803)

December 31, 2020
	Fair Value Measurement
	Level 1	Level 2	Level 3
Assets:
Money market account	$22,019	$—	$—
Liabilities:
Convertible redeemable preferred stock warrant liability	—	—	(35,473)
Common stock warrant liability	—	—	(277)
Convertible Redeemable Preferred Stock Warrant & Common Stock Warrant Liability
The Company measures its convertible redeemable preferred and common stock warrants at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the convertible redeemable preferred and common stock warrants related to updated assumptions and estimates were recognized as a warrant liability fair value adjustment, respectively, within the consolidated statements of operations and comprehensive loss.
The fair value of the convertible redeemable preferred and common stock warrants, as of December 31, 2020, were determined by first valuing the Company’s total equity, as of December 31, 2020. This value was determined utilizing both income and market approaches which were weighted equally in the valuation. The income approach was applied through the use of a discounted cash flow analysis and the market approach was applied through the use of guideline public company multiples that were used to value the Company under certain scenarios. The Company then utilized the option pricing method (OPM), using the calculated value of total equity as the basis for the Black-Scholes option pricing model to determine the fair value of the Company allocable to each share class, including the convertible redeemable preferred and common stock warrants, based on the Company’s capital structure and rights of each share class.
The fair value of the convertible redeemable preferred and common stock warrants, as of December 31, 2021, were determined utilizing the probability weighted average of 25% and 75% from i) a Black-Scholes calculation and ii) the OPM as of December 31, 2021, discussed above. The fair value of the Company, as of December 31, 2021, was determined utilizing both income and market approaches, which were probability weighted by 25% and 75% depending on the scenario of (i) a consummation of a SPAC transaction, or (ii) remaining private, respectively. The valuation methodology utilized under the remain private scenario remained consistent with the methodology used to value the Company as of December 31, 2020. In determining the value under the consummation of a SPAC transaction scenario the Company utilized the preliminary terms of the SPAC letter of intent (LOI). In addition, as the LOI provides shareholders the right to receive an Earnout, the Company determined the probability-weighted value per share associated with the Earnout by utilizing a Monte Carlo simulation to determine the probability of achieving the Earnout and its fair value.
The significant unobservable inputs into the valuation model used to estimate the fair value of the convertible redeemable preferred and common stock warrants include:

•	The timing of potential events (for example, a potential sale of the business or public offering) and their probability of occurring.

•	The selection of guideline public company multiples.

•	A discount for the lack of marketability of the preferred and common stock.

•	The projected future cash flows.

•	The discount rate used to calculate the present-value of the estimated equity value allocated to each share class.
An increase or decrease in any of the unobservable inputs in isolation could result in a material increase or decrease in the estimated fair value. In the future, depending on the weight of evidence and valuation approaches used, these or other inputs may have a more significant impact on the estimated fair value.
The
Company calculated the estimated fair value of warrants as of December 31, 2021 and 2020, respectively, using the following assumptions:

Year ended December 31,	2021	2020
Expected volatility (%)	66.9 - 82.7	62.0 - 63.0
Risk-free interest rate (%)	0.2 - 1.5	0.13 - 0.19
Expected dividend yield (%)	—	—
Expected term (years)	0.5 - 9.1	2.0
The following table presents changes in the Level 3 warrant liability measured at fair value for the years ended December 31, 2021 and 2020, respectively (in thousands):

Year ended December 31, 2021

	Convertible Redeemable Preferred Stock Warrants	Common Stock Warrants
Balance, beginning of period	$35,473	$277
Additions	916	—
Fair value measurement adjustments	15,293	60
Exercised	(3,515)	—

Balance, end of period	$48,167	$337

Year ended December 31, 2020
	Convertible Redeemable Preferred Stock Warrants	Common Stock Warrants
Balance, beginning of period	$460	$—
Additions	43,302	2,680
Fair value measurement adjustments	45	131
Exercised	(8,334)	(2,534)

Balance, end of period	$35,473	$277

During the years ended December 31, 2021 and 2020, the Company had no transfers between levels of the fair value hierarchy of its assets and liabilities that are measured at fair value.
Convertible Promissory Notes and Securities
The Company measures its convertible promissory notes and securities at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the convertible promissory notes and securities related to updated assumptions and estimates were recognized as a convertible promissory notes and securities fair value adjustment within the consolidated statements of operations and comprehensive loss.
During 2020, the fair value of the Company was determined utilizing both income and market approaches which were weighted equally in the valuation. The fair value of the Company was then allocated to the convertible promissory notes and securities utilizing an option pricing methodology, estimating the probability weighted value across multiple scenarios. Guideline public company multiples were used to value the Company under certain scenarios. The discounted cash flow method was used to value the Company under the other scenarios. Share value for each class of security was based upon the probability-weighted present value of expected future investment returns, considering each of these possible future outcomes, as well as the rights of each share class.
The significant unobservable inputs into the valuation model used to estimate the fair value of the convertible promissory notes and securities include:

•	The timing of potential exit events and their probability of occurring.

•	The selection of guideline public company multiples.

•	A discount for the lack of marketability of the preferred and common stock.

•	The projected future cash flows along with their related volatilities.

•	The discount rate used to calculate the present-value of the estimated equity value allocated to each share class.
The
Company calculated the estimated fair value of convertible promissory notes and securities on the date of issuance and at each subsequent reporting date using the following assumptions:

December 31, 2020
Expected volatility (%)	62.0 - 63.0
Risk-free interest rate (%)	0.13 - 0.19
Expected dividend yield (%)	—
Expected term (years)	2.0
The Company measured its 2021 convertible promissory notes at fair value, as of December 31, 2021. In determining the fair value of the 2021 convertible promissory notes, the Company applied the probability-weighted expected return method (PWERM). The PWERM determines the value of an instrument based upon an analysis of future values for the potential instrument payouts under different future outcomes. The instrument value is based upon the present value of the probability of each future outcome becoming available to the instrument holders, and the rights of each security. Utilizing the PWERM, the Company assessed the probability that the convertible promissory notes would be converted to common stock as a result of a Qualified Financing or through the consummation of a SPAC transaction, weighted with a probability of 75% and 25%, respectively. Additional inputs used in applying the PWERM were: (i) the expected timing of the conversion, ii) the amount subject to equity conversion, the sum of the notes’ principal and unpaid accrued interest, (iii) the contractual conversion price adjustment, and (iv) the discount rate, based on considerations of the comparable cost of capital for private mezzanine debt investments, and current market yields for the
CCC-rated
corporate bonds.
As of December 31, 2021, the
if-converted
value of the notes exceeds the principal by $7,394,000 if converted by a qualified financing and by $5,236,000 if converted by a qualified SPAC transaction.
An increase or decrease in any of the unobservable inputs in isolation could result in a material increase or decrease in the estimated fair value. In the future, depending on the weight of evidence and valuation approaches used, these or other inputs may have a more significant impact on the estimated fair value.
The Company calculated the estimated fair value of convertible promissory notes and securities as of December 31, 2021 using the following assumptions:

December 31, 2021
Contractual conversion price adjustment (%)	80.0 - 85.0
Discount rate (%)	11.9
Expected term (years)	0.3 - 0.5
The following tables present changes in the Level 3 convertible promissory notes and securities measured at fair value for the periods ended December 31, 2021 and 2020 (in thousands):

Year ended December 31, 2021
	Convertible Promissory Notes	Securities
Balance, beginning of period	$—	$—
Additions	29,420	—
Fair value measurement adjustments	5,383	—
Conversion	—	—

Balance, end of period	$34,803	$—

Year ended December 31, 2020
	Convertible Promissory Notes	Securities
Balance, beginning of period	$—	$—
Additions	24,145	63,095
Fair value measurement adjustments	4,901	14,909
Conversion	(29,046)	(78,004)

Balance, end of period	$—	$—

Interprivate II Acquisition Crop [Member]
FAIR VALUE MEASUREMENTS
NOTE 8. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The
following tables present information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2022 and December 31, 2021, respectively, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2022

Assets:
Marketable securities held in Trust Account	1	$260,207,445

Liabilities:
Warrant liability — Private placement warrants	3	231,000
Warrant liability — Underwriters warrants	3	5,980

Description	Level	December 31, 2021

Assets:
Marketable securities held in Trust Account	1	$258,821,242

Liabilities:
Warrant liability — Private placement warrants	3	3,584,971
Warrant liability — Underwriters warrants	3	530,581
The Private Placement Warrants were initially valued using a Binomial Lattice Model, which is considered to be a Level 3 fair value measurement. The Binomial Lattice Model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived
from observable public warrant pricing on comparable

‘blank-check’
companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. A Binomial Lattice Model was used in estimating the fair value of the Private Placement Warrants for periods where no observable traded price was available.
The key inputs into the Binomial Lattice Model for the initial measurement of the Private Placement Warrants, and the subsequent measurement of the Private Placement Warrants, are as follows:

Term	September 30, 2022	December 31, 2021
Risk-free interest rate	4.20%	1.19%
Market price of public stock	$9.84	$9.70
Dividend yield	0.00%	0.00%
Implied volatility	2.80%	16.6%
Exercise price	$11.50	$11.50
The above assumptions are based on an expected close of a
de-SPAC
transaction on December 31, 2022.
On September 30, 2022 and December 31, 2021, the Private Placement Warrants were determined to be valued at $0.06 and $0.93 per warrant, respectively. On September 30, 2022 and December 31, 2021, the Underwriter Warrants were valued at $0.01 and $0.69, respectively.
The following table presents the changes in the fair value of warrant liabilities:

Term	Private Placement	Underwriters Warrants
Fair value as of December 31, 2021	$3,584,971	$530,581
Change in valuation inputs or other assumptions	(3,353,971)	(524,601)

Fair value as of September 30, 2022	$231,000	$5,980

During the nine-month period ended September 30, 2022, there were no transfers out of Level 3.

NOTE 10. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	December 31, 2021
Assets:
Marketable securities held in Trust Account	$258,821,242
Liabilities:
Warrant Liability – Private Placement Warrants	3,584,971
Warrant Liability – Underwriters Warrants	530,581
The Private Placement Warrants were initially valued using a Binomial Lattice Model, which is considered to be a Level 3 fair value measurement. The Binomial Lattice Model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. A Binomial Lattice Model was used in estimating the fair value of the Private Placement Warrants for periods where no observable traded price was available.
The key inputs into the Binomial Lattice Model for the initial measurement of Private Placement Warrants and subsequent measurement of the Private Placement Warrants are as follows:

Term	December 31, 2021	March 9, 2021
Risk-free interest rate	1.19%	1.00%
Market price of public stock	$9.7	$9.84
Dividend Yield	0.00%	0.00%
Implied volatility	16.6%	13.1%
Exercise price	$11.50	$11.50
On December 31, 2021, and March 9, 2021 the Private Placement Warrants were determined to be valued at $0.93 and $0.79 per warrant respectively. Underwriter Warrants on December 31, 2021 and March 9, 2021 were valued at and $0.69 and $0.62 respectively.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Underwriters Warrants
Fair value as of March 9, 2021	$3,041,500	$475,334
Change in valuation inputs or other assumptions	543,471	55,247
Fair value as of December 31, 2021	$3,584,971	$530,581
During the
yea
r ended December 31, 2021 there were no transfers out of Level 3.